BETTER 10K - NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE	13. NET LOSS PER SHAREThe computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:Six Months Ended June 30,(Amounts in thousands, except for share and per share amounts)20232022Basic net loss per share:Net loss$(135,408)$(399,252)Income allocated to participating securities— — Net loss attributable to common stockholders - Basic$(135,408)$(399,252)Diluted net loss per share:Net loss attributable to common stockholders - Basic$(135,408)$(399,252)Interest expense and change in fair value of bifurcated derivatives on convertible notes— — Income allocated to participating securities— — Net loss income attributable to common stockholders - Diluted$(135,408)$(399,252)Shares used in computation:Weighted average common shares outstanding97,444,291 94,402,682 Weighted-average effect of dilutive securities:Assumed exercise of stock options— — Assumed exercise of warrants— — Assumed conversion of convertible preferred stock— — Diluted weighted-average common shares outstanding97,444,291 94,402,682 Earnings (loss) per share attributable to common stockholders:Basic$(1.39)$(4.23)Diluted$(1.39)$(4.23)Basic and diluted earnings (loss) per share are the same for each class of common stock because they are entitled to the same dividend rights. Basic and diluted earnings (loss) per share are presented together as the amounts for basic and diluted earnings (loss) per share are the same for each class of common stock. There were no preferred dividends declared or accumulated during the six months ended June 30, 2023 and 2022. The Company applies the two-class method which requires earnings available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed. The Company’s outstanding convertible preferred stock is a participating security as the holders of such shares participate in earnings but do not contractually participate in the Company’s losses. The Company's potentially dilutive securities, which include stock options, convertible preferred stock that would have been issued under the if-converted method, warrants to purchase shares of common stock, warrants to purchase shares of preferred stock, and stock options exercised, not vested, have been excluded from the computation of diluted net loss per share, as the effect would be to reduce the net loss per share. The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:Six Months Ended June 30,(Amounts in thousands)20232022Convertible preferred stock (2)108,721 108,721 Pre-Closing Bridge Notes250,528 250,524 Options to purchase common stock (1)47,349 43,146 Warrants to purchase convertible preferred stock (1)6,649 6,064 Total413,247 408,455 __________________(1)Securities have an antidilutive effect under the treasury stock method.(2)Securities have an antidilutive effect under the if-converted method.15. Net Income (Loss) per shareThe computation of net loss per share and weighted average shares of the Company's common stock outstanding during the periods presented is as follows:Year Ended December 31,(Amounts in thousands, except for share and per share amounts)20222021Basic net loss per share:Net loss$(888,802)$(301,128)Income allocated to participating securities— — Net loss attributable to common stockholders - Basic$(888,802)$(301,128)Diluted net loss per share:Net loss attributable to common stockholders - Basic$(888,802)$(301,128)Interest expense and change in fair value of bifurcated derivatives on convertible notes— — Income allocated to participating securities— — Net loss income attributable to common stockholders - Diluted$(888,802)$(301,128)Shares used in computation:Weighted average common shares outstanding95,303,684 86,984,646 Weighted-average effect of dilutive securities:Assumed exercise of stock options— — Assumed exercise of warrants— — Assumed conversion of convertible preferred stock— — Diluted weighted-average common shares outstanding95,303,684 86,984,646 Earnings (loss) per share attributable to common stockholders:Basic$(9.33)$(3.46)Diluted$(9.33)$(3.46)Basic and diluted earnings (loss) per share are the same for each class of common stock because they are entitled to the same dividend rights. Basic and diluted earnings (loss) per share are presented together as the amounts for basic and diluted earnings (loss) per share are the same for each class of common stock. There were no preferred dividends declared or accumulated during the years ended December 31, 2022 and 2021. The Company applies the two-class method which requires earnings available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed. The Company’s outstanding convertible preferred stock is a participating security as the holders of such shares participate in earnings but do not contractually participate in the Company’s losses. The Company's potentially dilutive securities, which include stock options, convertible preferred stock that would have been issued under the if-converted method, warrants to purchase shares of common stock, warrants to purchase shares of preferred stock, and stock options exercised, not vested, have been excluded from the computation of diluted net loss per share, as the effect would be to reduce the net loss per share or increase net income(loss) per share. The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:Year Ended December 31,(Amounts in thousands)20222021Convertible preferred stock (2)108,721 108,721 Pre-Closing Bridge Notes248,197 214,787 Options to purchase common stock (1)43,159 34,217 Warrants to purchase convertible preferred stock (1)4,774 3,948 Warrants to purchase common stock(1)1,875 1,875 Total406,726 363,548 __________________(1)Securities have an antidilutive effect under the treasury stock method.(2)Not applicable under the treasury stock method and therefore antidilutive.